Related Party Balances and Transactions (Details) - USD ($)						1 Months Ended				12 Months Ended
	Sep. 25, 2023	Apr. 12, 2023	Sep. 23, 2022	Jul. 08, 2022	Jun. 22, 2022	Dec. 20, 2022	Jun. 22, 2022	Mar. 18, 2022	Jun. 21, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Balances and Transactions (Details) [Line Items]
Payable Balance										$ 442,825	$ 108,761
Temporary working capital											339,045
Repaid Amount											29,514	$ 24,575
Balance receivable										4,295,120
Transferred amount										4,295,120
Granted shares (in Shares)					520,000		520,000
Compensations fair value					$ 167,700		$ 167,700
Ordinary share par value (in Dollars per share)					$ 100	$ 9,320	$ 100	$ 40
Additional paid-in capital				$ 8,493,919		$ 2,844,276	$ 322,400	$ 307,960
Ordinary shares were granted (in Shares)									6,000
Compensations at a fair value									$ 213,840
Directors and Officers [Member]
Related Party Balances and Transactions (Details) [Line Items]
Reverse stock spilt of shares (in Shares)	260	260	260
Independent Directors [Member]
Related Party Balances and Transactions (Details) [Line Items]
Reverse stock spilt of shares (in Shares)	3	3	3
Ordinary share par value (in Dollars per share)					$ 52		$ 52		$ 1
Additional paid-in capital					$ 167,648				$ 213,839
Three Directors [Member]
Related Party Balances and Transactions (Details) [Line Items]
Independent directors of share compensations (in Shares)									2,000
Ms. Ling Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Payable Balance										1,249,387	0
Mr Xie [Member]
Related Party Balances and Transactions (Details) [Line Items]
Temporary working capital											624,385	$ 63,975
Repaid Amount											$ 270,998
Ms. Chen [Member]
Related Party Balances and Transactions (Details) [Line Items]
Temporary working capital										$ 1,277,124